Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (13,518)	$ (16,800)	$ (64,351)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	11,897	13,047	14,700
Restructuring and other charges	856	1,172	19,080
Fair value of warrants deducted from revenues		3,273	13,842
Share based compensation	21,943	21,756	22,589
Amortization of premium and accretion of discount on marketable securities, net	(953)	(389)	756
Realized loss (gain) on sale of marketable securities	(58)	(164)	134
Loss from disposal of property and equipment	453
Change in operating assets and liabilities:
Trade receivables, net	4,663	28,173	(19,220)
Inventories, net	9,677	3,005	11,028
Deposits and other long-term assets	(5,476)	(2,333)	(2,282)
Prepaid expenses and other current assets	(4,540)	2,832	(6,492)
Deferred taxes			(544)
Decrease in operating leases right-of-use assets	3,510	4,280	5,173
Decrease in operating lease liabilities	(1,393)	(4,782)	(5,352)
Trade payables	(3,787)	2,150	(6,491)
Employees and payroll accruals	1,980	2,456	(1,089)
Deferred revenues and customers’ advances	(810)	181	(4,990)
Accrued expenses and other current liabilities	236	(9,020)	(10,547)
Accrued severance pay, net	25	(52)	(152)
Other non-current liabilities	(76)	(60)	(474)
Net cash provided by (used in) operating activities	24,629	48,725	(34,682)
Cash flows from investing activities:
Purchase of property, plant and equipment	(21,274)	(15,140)	(7,006)
Proceeds from sale of property and equipment	(180)
Proceeds from (investment in) short-term bank deposits, net	(162,512)	29,666	39,433
Proceeds from sale of marketable securities	24,825	22,994	7,240
Proceeds from maturity of marketable securities	222,320	56,641	20,522
Investment in marketable securities	(60,226)	(62,673)	(33,977)
Net cash provided by investing activities	2,953	31,488	26,212
Cash flows from financing activities:
Exercise of employee stock options	808	716	293
Payment of withholding taxes related to exercise of share-based awards	(1,867)	(1,476)	(1,045)
Repurchase of ordinary shares	(26,050)	(84,055)	(55,770)
Net cash used in financing activities	(27,109)	(84,815)	(56,522)
Decrease in cash and cash equivalents	473	(4,602)	(64,992)
Cash and cash equivalents at the beginning of the period	35,003	39,605	104,597
Cash and cash equivalents at the end of the period	35,476	35,003	39,605
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	940	1,841	1,947
Non-cash investing and financing activities:
Purchase of property, plant and equipment	1,074	247	314
Inventory transferred to be used as property, plant and equipment, net	3,744	4,732	531
Property, plant and equipment transferred to be used as inventory	290	367	865
Repurchase of ordinary shares	1,000
Right-of-use asset recognized with corresponding lease liability	$ 1,630	$ (448)	$ 2,934